                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

Robert W. Hawkins
Vice President &
Assistant Counsel

October 1, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Baring Japan Fund
            File Nos. 333-137581 and 811-21954

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of Additional  Information of Oppenheimer  Baring Japan Fund (the  "Registrant")
that would have been filed  pursuant to Rule  497(c)  under the  Securities  Act would not have differed from that contained in Post-Effective Amendment No. 1 to
the  Registrant's   Registration   Statement  on  Form  N-1A,  which  was  filed
electronically  with the  Securities  and Exchange  Commission  on September 27,
2007.

                                      Sincerely,

                                      /s/ Robert W. Hawkins
                                      ------------------------------------
                                       Robert W. Hawkins
                                       Vice President & Assistant Counsel

cc:  Mayer, Brown LLP
     KPMG LLP
     Gloria LaFond